Discontinued operations (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income/(loss) from discontinued operations
Income/(loss) from discontinued operations, net of tax	SFr 0	SFr 6
Operations-related
Income/(loss) from discontinued operations
Net revenues		24
Operating expenses		28
Income tax expense/(benefit)		1
Income/(loss) from discontinued operations, net of tax		(5)
Transaction-related [Member]
Income/(loss) from discontinued operations
Operating expenses		41
Gain/(loss) on disposal		91
Income tax expense/(benefit)		39
Income/(loss) from discontinued operations, net of tax		11
PBWM Germany
Income/(loss) from discontinued operations
Income/(loss) from discontinued operations, net of tax		(41)
PBWM Germany | Operations-related
Income/(loss) from discontinued operations
Net revenues		20
Operating expenses		26
Income tax expense/(benefit)		0
Income/(loss) from discontinued operations, net of tax		(6)
PBWM Germany | Transaction-related [Member]
Income/(loss) from discontinued operations
Operating expenses		35
Income/(loss) from discontinued operations, net of tax		(35)
CFIG
Income/(loss) from discontinued operations
Income/(loss) from discontinued operations, net of tax		49
CFIG | Operations-related
Income/(loss) from discontinued operations
Net revenues		0
Operating expenses		0
Income tax expense/(benefit)		0
Income/(loss) from discontinued operations, net of tax		0
CFIG | Transaction-related [Member]
Income/(loss) from discontinued operations
Operating expenses		0
Gain/(loss) on disposal		91
Income tax expense/(benefit)		42
Income/(loss) from discontinued operations, net of tax		SFr 49